Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

	Year ended
	December 31, 2018	December 31, 2017
	(in thousands)
Currency translation adjustments	$(62,710)	$(36,188)
Currency impact on long term funding	(5,016)	(182)
Actuarial loss on defined benefit pension plan (note 9)	(3,000)	(5,855)
Unrealized capital loss – investments (note 3)	(450)	(295)
Realized gain on interest rate hedge	4,658	4,658
Amortization of interest rate hedge	(2,810)	(1,887)
Fair value of cash flow hedge	—	1,036
Total	$(69,328)	$(38,713)